Leases - Future Minimum Revenues (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
LEASES [Abstract]
2017	$ 112,803
2018	76,883
2019	76,641
2020	64,191
2021	52,569
2022 and thereafter	684,511
Total minimum revenue, net of commissions	$ 1,067,598
Term of future minimum receivables to be earned on non-cancellable contracts	20 years